Regulatory Matters (Narrative) (FY) (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2023 USD ($)	Jul. 24, 2019 USD ($)
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			$ 3,956		$ 23,371	$ 23,348
Regulatory assets, current			112,121		89,419	119,723
Regulatory assets, non-current			574,181		$ 541,784	$ 593,939
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%	21.00%
Equipment recovery approved amount					$ 129,700
Revenue requirement to be included in rate					8,900
Public Utlities, Approved Shareholder Incentives					2,700	$ 8,300	$ 7,200
Regulatory Assets					631,203	713,662
Regulatory assets			112,121		89,419	119,723
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 71,000		$ 43,900
Public Utilities, Approved Rate Increase (Decrease), Percentage					3.20%
TDSIC Eligible Cost Recovery Through Periodic Rate Adjustment Mechanism Plan, Percent					80.00%
TDSIC Planned Recoverable Costs Deferred For Future Recovery, Percent					20.00%
Periodic Rate Adjustment Mechanism Cap, Percent					2.00%
TDSIC Plan Improvement Costs											$ 1,200,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023			630		630
Inventory Write-down					$ 700	2,100
Reduction to Revenue					0	300	$ 5,500
Regulatory Liability, Noncurrent			$ 507,764		527,224	612,585
Tax rate before change due to Tax Cuts and Jobs Act of 2017								35.00%
Tax rate after Tax Cuts and Jobs Act of 2017							21.00%
COVID-19 related uncollectible and incremental bad debt expense					5,400
Regulatory Liabilities					550,595	635,933
Regulatory liabilities			$ 507,764		527,224	612,585
Jurisdictional Revenue Requirement Approved by the IURC to be included in AES Indiana's rates for the twelve-month period ending October 2022					$ 56,500
Hardy Hills Solar Project MW			195		195
Total Assets Recorded in the Accompanying Consolidated Balance Sheets Associated with the Hardy Hills Solar Project Acquisition					$ 51,600
Asset Acquisition, Consideration Transferred, Contingent Consideration						0	$ 3,200
Estimated Projected Costs to Successfully Implement the Services Proposed in the EV Portfolio					16,200
AES Indiana's equipment approved for TDSIC recovery					399,600
Eagle Valley uncollectible outage costs, net					21,000
Customer Credit					6,800
Eagle Valley uncollectible outage costs, gross					27,800
Capital Projects, Write-Offs						1,500
Public Utilities, Requested Rate Increase (Decrease), Amount					73,000
Limited Partners' Contributed Capital					79,300
Net Income (Loss) Attributable to Noncontrolling Interest			$ (2,552)	$ 0	(26,093)	0	$ 0
Asset Acquisition, Indemnification Asset, Amount					$ 48,700
Petersburg Energy Center Project MW			250		250
Petersburg Energy Center Project MW Unit 1					230
Petersburg Energy Center Project MW Unit 2					415
Hoosier Wind Project MW			106		106
Pike Co BESS Project MwH			800		800
Pike Co BESS Project MW			200		200
Petersburg Energy Storage Project MW			45		45
Petersburg Energy Storage Project MwH			180		180
Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					$ 19,649	15,803
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current						7,545
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					451,886	518,797
Regulatory liabilities					451,886	518,797
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent						5,126
Regulatory liabilities						5,126
Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			$ 3,956		23,371	23,348
Regulatory assets, current			112,121		89,419	119,723
Regulatory assets, non-current			574,181		$ 541,784	$ 593,939
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%	21.00%
Equipment recovery approved amount					$ 129,700
Revenue requirement to be included in rate					8,900
Public Utlities, Approved Shareholder Incentives					2,700	$ 8,300	$ 7,200
Regulatory Assets					631,203	713,662
Regulatory assets			112,121		$ 89,419	119,723
Public Utilities, Approved Rate Increase (Decrease), Amount			71,000
TDSIC Eligible Cost Recovery Through Periodic Rate Adjustment Mechanism Plan, Percent					80.00%
TDSIC Planned Recoverable Costs Deferred For Future Recovery, Percent					20.00%
Periodic Rate Adjustment Mechanism Cap, Percent					2.00%
TDSIC Plan Improvement Costs										$ 1,200,000
Preferred Resource Portfolio Coal-Fired Generation Retirement MW by 2023		630			630
Inventory Write-down							800
Reduction to Revenue					$ 0	300	$ 5,500
Regulatory Liability, Noncurrent			507,764		527,224	612,585
Tax rate before change due to Tax Cuts and Jobs Act of 2017								35.00%
Tax rate after Tax Cuts and Jobs Act of 2017							21.00%
COVID-19 related uncollectible and incremental bad debt expense					5,400
Regulatory Liabilities					550,595	635,933
Regulatory liabilities			$ 507,764		527,224	612,585
Jurisdictional Revenue Requirement Approved by the IURC to be included in AES Indiana's rates for the twelve-month period ending October 2022					$ 56,500
Hardy Hills Solar Project MW			195		195
AES Indiana's equipment approved for TDSIC recovery					$ 399,600
Public Utilities, Requested Rate Increase (Decrease), Amount					73,000
Net Income (Loss) Attributable to Noncontrolling Interest			$ (2,552)	$ 0	(26,093)
Asset Acquisition, Indemnification Asset, Amount					$ 48,700
Petersburg Energy Center Project MW	250				250
Petersburg Energy Center Project MW Unit 1					230
Petersburg Energy Center Project MW Unit 2					415
Hoosier Wind Project MW			106		106
Pike Co BESS Project MwH		800			800
Pike Co BESS Project MW		200			200
Petersburg Energy Storage Project MW	45
Petersburg Energy Storage Project MwH	180
Indianapolis Power And Light Company | HLBV Method
Regulatory Assets And Liabilities [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest					$ 26,100
Indianapolis Power And Light Company | Overcollection and other credits passed to customers through rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					19,649	15,803
Indianapolis Power And Light Company | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current					3,722	7,545
Indianapolis Power And Light Company | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					451,886	518,797
Regulatory liabilities					451,886	518,797
Indianapolis Power And Light Company | Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					74,800	88,662
Regulatory liabilities					74,800	88,662
Indianapolis Power And Light Company | Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					0	5,126
Regulatory liabilities					$ 0	5,126
Indiana [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					100
Minnesota [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					200
Solar Generated Electricity [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					94.5
Solar Generated Electricity in Operation | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					94
Minimum [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period					1 year
Environmental Costs Amortization Period					3 years
TDSIC Costs Amortization Period					1 year
Minimum [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period									1 year
Environmental Costs Amortization Period					3 years
TDSIC Costs Amortization Period					1 year
Maximum [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period					43 years
Environmental Costs Amortization Period					43 years
TDSIC Costs Amortization Period					36 years
ECCRA Rider Amortization Recovery Period					30 years
Maximum [Member] | Pike Co BESS Project
Regulatory Assets And Liabilities [Line Items]
ECCRA Rider Amortization Recovery Period					20 years
Maximum [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory Assets Amortization Period									43 years
Environmental Costs Amortization Period					43 years
TDSIC Costs Amortization Period					36 years
Deferred Income Tax Charge [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					$ 74,796	88,662
Regulatory liabilities					74,796	88,662
Deferred Income Tax Charge [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					74,796
Regulatory liabilities					74,796
Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					75,416	26,047
Regulatory assets					75,416	26,047
Undercollections of rate riders [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					75,416	26,047
Regulatory assets					75,416	26,047
Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					13,815	13,815
Regulatory assets					13,815	13,815
Amounts being recovered through base rates [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					13,815	13,815
Regulatory assets					13,815	13,815
Pension Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					115,847	131,907
Pension Costs [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					115,847	131,907
Deferred Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current						34,483
Deferred Project Costs [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current						34,483
Unamortized Carrying Charges And Certain Other Costs [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,812	3,866
Loss on Reacquired Debt [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					13,379	14,429
Environmental Restoration Costs [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					66,837	68,947
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,887	1,027
Other Miscellaneous [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,887	1,027
Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					21,091
Deferred MISO Non-fuel Costs [Member] | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					21,091
COVID-19
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					5,426	5,426
COVID-19 | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					5,426	5,426
TDSIC projects
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					35,979	18,547
TDSIC projects | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					35,979	18,547
Petersburg Unit 1 retirement
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					35,700
Petersburg Unit 1 retirement | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current						287,463
Petersburg Unit 2 retirement
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					224,200
Hardy Hills Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					6,774	5,744
Hardy Hills Solar Project | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					6,774	5,744
Petersburg Solar Project
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,469	1,582
Petersburg Solar Project | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,469	1,582
Fuel Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					0	79,861
Regulatory assets, non-current						20,518
Regulatory assets					0	79,861
Fuel Costs | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					4,275	20,518
Petersburg Unit 1 retirement and 2 retirement costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					259,900	287,500
Petersburg Unit 1 retirement and 2 retirement costs | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					259,892
Major Storm Damage
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					1,493	0
Major Storm Damage | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					1,493	0
Pike Co BESS Project Development Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,623	0
Pike Co BESS Project Development Costs | Indianapolis Power And Light Company
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, non-current					2,623	0
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory Liability, Noncurrent					542	0
Regulatory liabilities					542	0
Unamortized Reacquisition Debt Premium
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current					188	0
Regulatory assets					188	$ 0
Benchmark for annual wholesale margins [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					16,300
Benchmark for annual capacity sales [Member]
Regulatory Assets And Liabilities [Line Items]
Approved Rate Order Benefits to Customers					$ 11,300